                          STRONG CASH MANAGEMENT FUNDS

                                                            STRONG FUNDS
STRONG HERITAGE MONEY FUND                                 P.O. Box 2936
STRONG MUNICIPAL MONEY MARKET FUND            Milwaukee, Wisconsin 53201
STRONG MUNICIPAL ADVANTAGE FUND                Telephone: (414) 359-1400
STRONG ADVANTAGE FUND                          Toll-Free: (800) 368-3863
                                                          Device for the
                                                       Hearing-Impaired:
                                                          (800) 999-2780

   The Strong Family of Funds ("Strong Funds") is a family of more than twenty-five diversified and non-diversified mutual funds. All of the Strong Funds are no-load funds. There are no sales charges or 12b-1 fees. Strong Funds include growth funds, conservative equity funds, income funds, municipal income funds, international funds, and cash management funds. Four Strong Cash Management Funds are described in this Prospectus.
   This Prospectus contains information you should consider before you invest. Please read it carefully and keep it for future reference. A Statement of Additional Information for the Strong Cash Management Funds, dated May 1, 1996, contains further information, is incorporated by reference into this Prospectus, and has been filed with the Securities and Exchange Commission ("SEC"). This Statement, which may be revised from time to time, is available without charge upon request to the above-noted address or telephone number.
   AN INVESTMENT IN THE STRONG HERITAGE MONEY FUND OR STRONG MUNICIPAL MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THESE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. THE STRONG MUNICIPAL ADVANTAGE FUND AND THE STRONG ADVANTAGE FUND ARE NOT MONEY MARKET FUNDS AND THEIR NET ASSET VALUES WILL FLUCTUATE.

============================================================================

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
----------------------------------------------------------------------------


              Dated May 1, 1996, as supplemented on March 14, 1997


                             ---------------------

                               PROSPECTUS PAGE I-1

                          STRONG CASH MANAGEMENT FUNDS

   The Strong Heritage Money Fund, a series of Strong Heritage Reserve Series, Inc., Strong Municipal Money Market Fund and Strong Municipal Advantage Fund, both of which are a series of Strong Municipal Funds, Inc., and Strong Advantage Fund, Inc. are separately incorporated, diversified, open-end management investment companies, or diversified series thereof.

                               STRONG MONEY FUNDS

   STRONG HERITAGE MONEY FUND (the "Heritage Money Fund") seeks current income, a stable share price, and daily liquidity. The Fund invests in corporate, bank, and government instruments that present minimal credit risk.

   STRONG MUNICIPAL MONEY MARKET FUND (the "Municipal Money Fund") seeks federally tax-exempt current income, a stable share price, and daily liquidity. The Fund invests in high-quality, short-term municipal obligations that present minimal credit risk.

                         STRONG ULTRA-SHORT BOND FUNDS*

   STRONG MUNICIPAL ADVANTAGE FUND (the "Municipal Advantage Fund") seeks federally tax-exempt current income with a very low degree of share-price fluctuation. The Fund invests primarily in ultra short-term, investment-grade municipal obligations, and its average effective portfolio maturity will normally be one year or less. The Municipal Advantage Fund is not a money market fund.

   STRONG ADVANTAGE FUND (the "Advantage Fund") seeks current income with a very low degree of share-price fluctuation. The Fund invests primarily in ultra short-term, investment-grade debt obligations, and its average effective portfolio maturity will normally be one year or less. The Advantage Fund is not a money market fund.

* Because the Municipal Advantage and Advantage Funds' share prices will vary, the Funds are not appropriate investments for those whose primary objective is absolute principal stability.

                             ---------------------

                               PROSPECTUS PAGE I-2

                               TABLE OF CONTENTS

        EXPENSES.....................................  I-4
        FINANCIAL HIGHLIGHTS.........................  I-6
        HIGHLIGHTS...................................  I-9
        INVESTMENT OBJECTIVES AND POLICIES........... I-10
            Comparing the Funds.................  I-11
            Strong Heritage Money Fund..........  I-11
            Strong Municipal Money Market
              Fund..............................  I-12
            Strong Municipal Advantage Fund.....  I-13
            Strong Advantage Fund...............  I-14
        FUNDAMENTALS OF FIXED INCOME INVESTING....... I-15
        IMPLEMENTATION OF POLICIES AND RISKS......... I-19
        ABOUT THE FUNDS.............................. I-30
        SHAREHOLDER MANUAL........................... II-1
        APPENDIX A...................................  A-1
        APPENDIX B...................................  B-1

   No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information, and if given or made, such information or representations may not be relied upon as having been authorized by the Funds. This Prospectus does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

                             ---------------------

                               PROSPECTUS PAGE I-3

                                    EXPENSES

   The following information is provided in order to help you understand the various costs and expenses that you, as an investor in the Funds, will bear directly or indirectly.

                        SHAREHOLDER TRANSACTION EXPENSES

            Sales Load Imposed on Purchases............. NONE
            Sales Load Imposed on Reinvested
              Dividends................................. NONE
            Deferred Sales Load......................... NONE
            Redemption Fees............................. NONE*
            Exchange Fees............................... NONE*
            Check-Writing Fees.......................... NONE*

----------------------------------------------------------------------------
* The Heritage Money Fund charges a fee of $3.00 for each redemption, exchange, and check written against your account. However, these transaction fees are waived if your account balance at the time of the transaction is $100,000 or more.

   There are certain charges associated with certain special shareholder services offered by the Funds. Additionally, purchases and redemptions may also be made through broker-dealers or others who may charge a commission or other transaction fee for their services. (See "Shareholder Manual - How to Buy Shares" and "- How to Sell Shares.")

                         ANNUAL FUND OPERATING EXPENSES
                    (as a percentage of average net assets)
----------------------------------------------------------------------------

                             Management        Other       12b-1    Total Operating
          Fund                  Fees         Expenses      Fees         Expenses
Heritage Money                    .50%          .09%       NONE            .45%*
Municipal Money                   .50           .13        NONE            .63
Municipal Advantage               .60           .33        NONE           .00*
Advantage                         .60           .21        NONE            .84

----------------------------------------------------------------------------

* Total Operating Expenses reflects the Advisor's waiver of management fees and absorptions as described below. Without such waivers and absorptions, the total operating expenses of the Heritage Money Fund would have been .59% and of the Municipal Advantage Fund would have been .93%.

   From time to time, the Funds' investment advisor, Strong Capital Management, Inc. (the "Advisor"), may voluntarily waive its management fee and/or absorb certain expenses for a Fund. The expenses specified in the table above for the Municipal Money and Advantage Funds are based on actual expenses incurred during the year ended December 31, 1995. The Advisor waived all of its management fee and absorbed all expenses for the Heritage Money and

                             ---------------------

                               PROSPECTUS PAGE I-4

Municipal Advantage Funds during the fiscal period ended February 29, 1996. Therefore, the Other Expenses for the Heritage Money and Municipal Advantage Funds have been restated for the fiscal year ended February 29, 1996 to include such management fees and/or expenses. The actual Total Operating Expenses incurred for the above stated periods for the Heritage Money and Municipal Advantage Funds after waivers and absorptions were 0% and 0%, respectively.
   THE ADVISOR HAS AGREED TO VOLUNTARILY WAIVE THE ADVISOR'S MANAGEMENT FEE AND ABSORB OPERATING EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE HERITAGE MONEY FUND'S TOTAL OPERATING EXPENSES AT NO MORE THAN .45% FROM JANUARY 1, 1996 UNTIL JANUARY 1, 1999. THE ADVISOR HAS AGREED TO VOLUNTARILY WAIVE ALL OF ITS MANAGEMENT FEE AND ABSORB ALL OF THE MUNICIPAL ADVANTAGE FUND'S OPERATING EXPENSES UNTIL AT LEAST DECEMBER 31, 1996. THEREAFTER, THE ADVISOR HAS AGREED TO VOLUNTARILY WAIVE THE ADVISOR'S MANAGEMENT FEE AND ABSORB OPERATING EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE MUNICIPAL ADVANTAGE FUND'S TOTAL OPERATING EXPENSES AT NO MORE THAN .60% THROUGH NOVEMBER 30, 1997. The absorption of the Heritage Money and Municipal Advantage Funds' Other Expenses does not include taxes, interest charges, brokerage commissions, and similar fees, and to the extent required, extraordinary expenses. For additional information concerning fees and expenses, see "About the Funds - Management."

   EXAMPLE. You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

----------------------------------------------------------------------------

                                       Period (in years)
           Fund                1       3       5       10
Heritage Money                $ 6     $19     $33     $ 74
Municipal Money                 6      20      35       79
Municipal Advantage             9      30      51      114
Advantage                       9      27      47      104

----------------------------------------------------------------------------

   The Example is based on each Fund's "Total Operating Expenses" before any waivers and absorptions, as described above. PLEASE REMEMBER THAT THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND THAT ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. The assumption in the Example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of a Fund's shares.

                             ---------------------

                               PROSPECTUS PAGE I-5

                              FINANCIAL HIGHLIGHTS

   The following Financial Highlights for the Funds have been audited by Coopers & Lybrand L.L.P., independent certified public accountants ("C&L"). C&L's reports for the twelve-month fiscal period ended December 31, 1995 and the two-month fiscal period ended February 29, 1996 for the Municipal Money and Advantage Funds are included in the Annual and Interim Reports of these Funds which are contained in the Statement of Additional Information. C&L's report for the fiscal year ended February 29, 1996 for the Heritage Money and Municipal Advantage Funds are included in the Annual Report of these Funds which is contained in the Statement of Additional Information. The Financial Highlights for each of these Funds should be read in conjunction with the Financial Statements and related notes included in the Annual and/or Interim Reports of each such Fund. Additional information about each Fund's performance is contained in such reports, copies of which may be obtained without charge by calling or writing Strong Funds. The following presents information relating to a share of common stock of each of the Funds, outstanding for the entire period.

                          ------------------------------------------------------
    ----------------------------------------------------------------------------

                                 STRONG MUNICIPAL
                                  ADVANTAGE FUND      STRONG HERITAGE
                                   Fiscal Year          MONEY FUND
                                      Ended          Fiscal Year Ended
                                    2/29/96**            2/29/96**
NET ASSET VALUE, BEGINNING
  OF PERIOD                          $   5.00            $   1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income                  0.06                   0.04
  Net Realized and Unrealized
    Gains on Investments                 0.01                     --
                                      -------
TOTAL FROM INVESTMENT
  OPERATIONS                             0.07                   0.04
LESS DISTRIBUTIONS
  Dividends from Net
    Investment Income                   (0.06)                 (0.04)
                                      -------
TOTAL DISTRIBUTIONS                     (0.06)                 (0.04)
                                      -------
NET ASSET VALUE, END OF PERIOD       $   5.01               $   1.00
                                      =======
Total Return                            +1.4%                  +4.1%
Net Assets, End of Period (In
  Thousands)                         $132,493               $942,053
Ratio of Expenses to Average
  Net Assets                             0.0%*                  0.0%*
Ratio of Expenses to Average
  Net Assets Without Waivers
  and Absorptions                        0.7%*                  0.6%*
Ratio of Net Investment Income
  to Average Net Assets                  4.9%*                  5.9%*
Portfolio Turnover Rate                 17.1%           Inapplicable

 * Calculated on an annualized basis.
** Inception dates for the Municipal Advantage and Heritage Money Funds are November 30, 1995 and June 29, 1995, respectively. Total return and portfolio turnover rate are not annualized.

                             ---------------------

                               PROSPECTUS PAGE I-6

--------------------------------------------------------------------------------

                                                                     STRONG MUNICIPAL MONEY MARKET FUND
                                         Fiscal Year
                                            Ended
                                           2/29/96         1995         1994          1993          1992         1991        1990
                                         -----------    ----------   ----------    ----------    ----------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD     $     1.00     $     1.00   $     1.00    $     1.00    $     1.00    $   1.00    $   1.00
 Net Investment Income                         0.01           0.04         0.03          0.02          0.03        0.05        0.06
 Dividends from Net Investment
   Income***                                  (0.01 )        (0.04)       (0.03)        (0.02)        (0.03)      (0.05)      (0.06)
                                         ----------     ----------   ----------      --------      --------     -------     -------
NET ASSET VALUE, END OF PERIOD           $     1.00     $     1.00   $     1.00    $     1.00    $     1.00    $   1.00    $   1.00
                                         ==========     ==========   ==========      ========      ========     =======     =======
Total Return                                  +0.6%          +4.1%        +2.9%         +2.5%         +3.4%       +5.2%       +6.1%
Net Assets, End of Period (In
 Thousands)                              $1,608,905     $1,416,442   $1,260,617    $1,172,560    $1,105,491    $782,482    $218,205
Ratio of Expenses to Average Net Assets        0.6% *         0.6%         0.6%          0.7%          0.7%        0.7%        0.8%
Ratio of Expenses to Average Net Assets
 Without Waivers                               0.6% *         0.6%         0.6%          0.7%          0.7%        0.7%        0.8%
Ratio of Net Investment Income to
 Average Net Assets                            3.6% *         4.0%         2.9%          2.5%          3.3%        5.0%        6.0%


                                           1989       1988       1987      1986**
                                         --------    -------    -------    ------
                                         <
NET ASSET VALUE, BEGINNING OF PERIOD     $  1.00     $  1.00    $  1.00    $1.00
 Net Investment Income                      0.06        0.05       0.05     0.01
 Dividends from Net Investment
   Income***                               (0.06 )     (0.05)     (0.05)   (0.01 )
                                         -------      ------
NET ASSET VALUE, END OF PERIOD           $  1.00     $  1.00    $  1.00    $1.00
                                         =======      ======
Total Return                               +6.1%       +5.2%      +4.7%    +0.7%
Net Assets, End of Period (In
 Thousands)                              $73,802     $77,465    $59,085    $2,401
Ratio of Expenses to Average Net Assets     0.9%        0.8%       0.6%     0.5% *
Ratio of Expenses to Average Net Assets
 Without Waivers                            0.9%        0.8%       1.0%     0.5% *
Ratio of Net Investment Income to
 Average Net Assets                         5.9%        5.0%       4.7%     3.7% *

  *
Calculated on an annualized basis.
 **
Inception date is October 23, 1986. Total return is not annualized. ***Tax-exempt for regular federal income tax purposes.

                             ---------------------

                               PROSPECTUS PAGE I-7

  ------------------------------------------------------------------------------

                                                                                STRONG ADVANTAGE FUND
                                                       Fiscal Year
                                                          Ended
                                                         2/29/96        1995       1994         1993         1992        1991
                                                       -----------   ---------- ----------   ----------   ----------   --------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   10.04     $   9.98   $  10.19     $  10.01     $   9.90    $   9.67
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net Investment Income                                       0.10         0.67       0.55         0.59         0.70        0.76
 Net Realized and Unrealized Gains (Losses) on
   Investments                                              (0.01)        0.06      (0.19)        0.18         0.11        0.23
                                                         --------     --------   --------     --------     --------    --------
TOTAL FROM INVESTMENT OPERATIONS                             0.09         0.73       0.36         0.77         0.81        0.99
LESS DISTRIBUTIONS
-------------------------------------------------------
 From Net Investment Income                                 (0.10)       (0.67)     (0.55)       (0.59)       (0.70)      (0.76)
 In Excess of Net Realized Gains                               --           --      (0.02)          --           --          --
                                                         --------     --------   --------     --------     --------    --------
TOTAL DISTRIBUTIONS                                         (0.10)       (0.67)     (0.57)       (0.59)       (0.70)      (0.76)
                                                         --------     --------   --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD                          $   10.03     $  10.04   $   9.98     $  10.19     $  10.01    $   9.90
                                                         ========     ========   ========     ========     ========    ========
Total Return                                                +0.9%        +7.5%      +3.6%        +7.9%        +8.4%      +10.6%
Net Assets, End of Period (In Thousands)                $ 999,780     $989,701   $910,508     $415,465     $272,348    $143,215
Ratio of Expenses to Average Net Assets                      0.8%*        0.8%       0.8%         0.9%         1.0%        1.2%
Ratio of Expenses to Average Net Assets Without Waivers       0.8%*       0.8%       0.8%         0.9%         1.0%        1.2%
Ratio of Net Investment Income to Average Net Assets         6.3%*        6.6%       5.6%         5.8%         7.0%        7.8%
Portfolio Turnover Rate                                     17.2%       183.7%     221.0%       304.8%       316.1%      503.0%


                                                           1990       1989      1988**
                                                         --------   --------   --------
                                                       <C
NET ASSET VALUE, BEGINNING OF PERIOD                     $   9.87   $  10.00   $   9.99
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net Investment Income                                       0.83       1.03       0.09
 Net Realized and Unrealized Gains (Losses) on
   Investments                                              (0.20)     (0.13)      0.01
                                                          -------
TOTAL FROM INVESTMENT OPERATIONS                             0.63       0.90       0.10
LESS DISTRIBUTIONS
-------------------------------------------------------
 From Net Investment Income                                 (0.83)     (1.03)     (0.09)
 In Excess of Net Realized Gains                               --         --         --
                                                          -------
TOTAL DISTRIBUTIONS                                         (0.83)     (1.03)     (0.09)
                                                          -------
NET ASSET VALUE, END OF PERIOD                           $   9.67   $   9.87   $  10.00
                                                          =======
Total Return                                                +6.6%      +9.4%      +1.0%
Net Assets, End of Period (In Thousands)                 $119,189   $142,807   $  7,544
Ratio of Expenses to Average Net Assets                      1.2%       1.1%       1.1%*
Ratio of Expenses to Average Net Assets Without Waivers      1.2%       1.2%       1.7%*
Ratio of Net Investment Income to Average Net Assets         8.5%      10.0%      11.1%*
Portfolio Turnover Rate                                    274.1%     211.3%      22.9%

 *
Calculated on an annualized basis.

**
Inception date is November 25, 1988. Total return and portfolio turnover rate are not annualized.

                             ---------------------

                               PROSPECTUS PAGE I-8

                                   HIGHLIGHTS

INVESTMENT OBJECTIVES AND POLICIES

   Each Fund has distinct investment objectives and policies. Each Fund seeks to provide income consistent with its maturity, quality, and other standards as set forth under "Investment Objectives and Policies."

IMPLEMENTATION OF POLICIES AND RISKS

   While the Heritage Money and Municipal Money Funds may not engage in derivative transactions, the Municipal Advantage and Advantage Funds may engage in such transactions, including options, futures, and options on futures transactions within specified limits. Each Fund may invest in when-issued securities, illiquid securities, and repurchase agreements. In addition, the Heritage Money and Advantage Funds may also invest in foreign securities. Each Fund, except the Heritage Money and Municipal Money Funds, may engage in reverse repurchase agreements and mortgage dollar roll transactions. The Municipal Advantage and Advantage Funds may invest a portion of their assets in junk bonds. These investment practices involve risks that are different in some respects from those associated with similar funds that do not use them. (See "Implementation of Policies and Risks" and "Fundamentals of Fixed Income Investing - Credit Quality.")

MANAGEMENT

   The Advisor, Strong Capital Management, Inc., serves as investment advisor to the Funds. The Advisor provides investment management services for mutual funds and other investment portfolios representing assets of over $19 billion. (See "About the Funds - Management.")

PURCHASE AND REDEMPTION OF SHARES

   You may purchase or redeem shares of a Fund at net asset value. There are no 12b-1 charges and, with the exception of the Heritage Money Fund, no redemption fees. The Heritage Money and Municipal Money Funds seek to maintain stable net asset values of $1.00 per share. The net asset values of the Municipal Advantage and Advantage Funds change daily with the value of each Fund's portfolio. You can locate the net asset value for a Fund in newspaper listings of mutual fund prices under the "Strong Funds" heading or at our site on the World Wide Web at http://www.strong-funds.com. (See "Shareholder Manual - How to Buy Shares" and "- How to Sell Shares.")

                             ----------------------

                               PROSPECTUS PAGE I-9

SHAREHOLDER SERVICES

   Shareholder benefits provided by each Fund include: telephone purchase, exchange, and redemption privileges; professional representatives available 24 hours a day; automatic investment, automatic dividend reinvestment, payroll direct deposit, automatic exchange and systematic withdrawal plans; and, with the exception of the Heritage Money Fund, free check writing and a no-minimum investment program. (See "Shareholder Manual - Shareholder Services.")

DIVIDENDS AND OTHER DISTRIBUTIONS

   The policy of each Fund is to pay dividends from net investment income monthly and to distribute substantially all net realized capital gains annually. (See "About the Funds - Distributions and Taxes.")

                       INVESTMENT OBJECTIVES AND POLICIES

   The descriptions that follow are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one of the Funds or by investing in one of the other Strong Funds, which are described in separate prospectuses. Each Cash Management Fund's investment objective is discussed below in connection with the Fund's investment policies. Because of the risks inherent in all investments, there can be no assurance that the Funds will meet their objectives.
   Each Fund's return and risk potential depends in part on the maturity and credit-quality characteristics of the underlying investments in its portfolio. In general, longer-maturity fixed income securities carry higher yields and greater price volatility than shorter-term fixed income securities. Similarly, fixed income securities issued by less creditworthy entities tend to carry higher yields than those with higher credit ratings. (See "Fundamentals of Fixed Income Investing" for a more detailed discussion of the principles and risks associated with fixed income securities.)

                             ----------------------

                              PROSPECTUS PAGE I-10

COMPARING THE FUNDS

   The following summary is intended to help distinguish the Funds and help you determine their suitability for your investments.

                  AVERAGE            CREDIT          INCOME      DEGREE OF SHARE-
    FUND         MATURITY           QUALITY        POTENTIAL    PRICE FLUCTUATION
----------------------------------------------------------------------------
HERITAGE       90 days            Two highest      Low          Stable, but not
MONEY          or less                                          guaranteed
----------------------------------------------------------------------------
MUNICIPAL      90 days            Two highest      Low          Stable, but not
MONEY          or less                                          guaranteed
----------------------------------------------------------------------------
MUNICIPAL      1 year or          At least 90%     Low to       Very low
ADVANTAGE      less               investment       moderate
                                  grade*
----------------------------------------------------------------------------
ADVANTAGE      1 year or          At least 75%     Low to       Very low
               less               investment       moderate
                                  grade*
----------------------------------------------------------------------------

*The Advantage Fund and the Municipal Advantage Fund may invest up to 25% and 10%, respectively, of their assets in junk bonds rated BB by S&P.

   The Municipal Money and Municipal Advantage Funds are designed for investors whose income tax levels enable them to benefit from tax-exempt income. In general, neither of these Funds is an appropriate investment for tax-deferred retirement plans, such as Individual Retirement Accounts.
   Each Fund has adopted certain fundamental investment restrictions that are set forth in the Funds' Statement of Additional Information ("SAI"). Those restrictions, each Fund's investment objective, and any other investment policies identified as "fundamental" cannot be changed without shareholder approval. To further guide investment activities, each Fund has also instituted a number of non-fundamental operating policies, which are described in this Prospectus and in the SAI. Although operating policies may be changed by a Fund's Board of Directors without shareholder approval, a Fund will promptly notify shareholders of any material change in operating policies.

STRONG HERITAGE MONEY FUND

   The Heritage Money Fund seeks current income, a stable share price, and daily liquidity. The Fund invests in corporate, bank, and government instruments that present minimal credit risk.
   The Fund is designed for investors who are willing to maintain a balance of at least $25,000 in order to pursue higher yields from lower expenses and to

                             ----------------------

                              PROSPECTUS PAGE I-11
gain greater control over their transaction costs. Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's returns, and dividend income alone will provide its entire investment return. All money market instruments can change in value when interest rates or an issuer's creditworthiness change dramatically. THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. An investment in the Fund is neither insured nor guaranteed by the U.S. government.
   The Fund invests in a combination of bank, corporate, and government obligations that present minimal credit risks. The Fund restricts its investments to instruments that meet the maturity and quality standards required or permitted by Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act") for money market funds. Accordingly, the Fund:
    (i) limits its average portfolio maturity to ninety days or less;
    (ii) buys only securities with remaining maturities of thirteen months or less; and
   (iii) buys only U.S. dollar-denominated securities that present minimal credit risk and are "high quality," as described below.
   The Fund invests only in high-quality securities. Accordingly, the Fund will invest at least 95% of its total assets in "first-tier" securities, generally defined as those securities that, at the time of acquisition, are rated in the highest rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if unrated, are determined by the Advisor to be of comparable quality. The balance of the Fund, up to 5% of its total assets, may be invested in securities that are considered "second-tier" securities, generally defined as those securities that, at the time of acquisition, are rated in the second-highest rating category or are determined by the Advisor to be of comparable quality. (See "Fundamentals of Fixed Income Investing - Credit Quality.")

STRONG MUNICIPAL MONEY MARKET FUND

   The Municipal Money Fund seeks federally tax-exempt current income, a stable share price, and daily liquidity.
   The Fund is designed for investors who seek income exempt from federal income taxes with no anticipated fluctuations in principal. Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's returns, and dividend income alone will provide its entire investment return. All money market instruments, including high-quality municipal obligations, can change in value when interest rates or an issuer's creditworthiness changes significantly. THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. An investment in the Fund is neither insured nor guaranteed by the U.S. government.

                             ----------------------

                              PROSPECTUS PAGE I-12

   The Fund invests in a diversified portfolio of high-quality, short-term municipal obligations. (See "Implementation of Policies and Risks - Municipal Obligations.") The Fund restricts its investments to instruments that meet certain maturity and quality standards required or permitted by Rule 2a-7 under the 1940 Act for tax-exempt money market funds. Accordingly, the Fund:
     (i) limits its average portfolio maturity to ninety days or less;
    (ii) buys only obligations with remaining maturities of thirteen months or less; and
   (iii) buys only U.S. dollar-denominated obligations that present minimal credit risks and are "high quality," meaning they are rated in one of the top two rating categories by at least one NRSRO or are unrated and determined by the Advisor to be of comparable quality. (See "Fundamentals of Fixed Income Investing - Credit Quality.")
   As a fundamental policy at least 80% of the Fund's net assets will be invested in municipal securities under normal market conditions. (See "Implementation of Policies and Risks - Debt Obligations - Municipal Obligations.") Generally, municipal obligations are those whose interest is exempt from federal income tax. The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the federal alternative minimum tax ("AMT"). For taxpayers who are subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. Accordingly, the Fund's net return may be lower for those taxpayers. (Consult with your tax adviser to determine whether you are subject to the AMT, and see "About the Funds - Distributions and Taxes" for more information.) The Fund may also invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank and corporate obligations, and short-term fixed income securities.

STRONG MUNICIPAL ADVANTAGE FUND

   The Municipal Advantage Fund seeks federally tax-exempt current income with a very low degree of share-price fluctuation. The Fund invests primarily in ultra short-term, investment-grade municipal obligations.
   The Fund is designed for investors who seek higher tax-exempt yields than municipal money market funds generally offer and who are willing to accept some modest principal fluctuation in order to achieve that objective. BECAUSE ITS SHARE PRICE WILL VARY, THE FUND IS NOT AN APPROPRIATE INVESTMENT FOR THOSE WHOSE PRIMARY OBJECTIVE IS ABSOLUTE PRINCIPAL STABILITY. The Fund's investments include a combination of high-quality money market instruments, as well as securities with longer maturities and debt obligations of lower quality. Under normal market conditions, it is anticipated that the Fund will maintain an average effective portfolio maturity of one year or less. There is no maturity limit on any individual bond in the Fund's portfolio. When the Advisor determines that market conditions warrant a temporary defensive position, the

                             ----------------------

                              PROSPECTUS PAGE I-13

Fund may invest without limitation in cash and short-term fixed income securities.
   Under normal market conditions, the Fund will invest at least 90%, but expects to invest at least 95% of its net assets in investment-grade debt obligations, which generally include a range of obligations from those in the highest rating category to those in the fourth-highest rating category (e.g., BBB or higher by Standard & Poor's Ratings Group or "S&P"). However, the Fund may invest up to 10% of its net assets in non-investment-grade debt obligations that are rated in the fifth-highest rating category (e.g., BB by S&P) or unrated securities of comparable quality. BB securities compose the tier immediately below investment grade and are considered the least speculative non-investment-grade security. (See "Fundamentals of Fixed Income Investing - Credit Quality.")
   As a fundamental policy at least 80% of the Fund's net assets will be invested in municipal securities under normal market conditions. (See "Implementation of Policies and Risks - Debt Obligations - Municipal Obligations.") Generally, municipal obligations are those whose interest is exempt from federal income tax. The Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the AMT. For taxpayers who are subject to the AMT, a substantial portion of the Fund's distributions may not be exempt from federal income tax. Accordingly, the Fund's net return may be lower for those taxpayers. (Consult with your tax adviser to determine whether you are subject to the AMT, and see "About the Fund
- Distributions and Taxes" for more information.) The Fund may also invest up to 20% of its net assets in taxable securities of comparable quality to its investments in municipal securities, including U.S. government securities, bank and corporate obligations, and short-term fixed income securities. The Fund may invest in taxable bonds to take advantage of capital gain opportunities.

STRONG ADVANTAGE FUND

   The Advantage Fund seeks current income with a very low degree of share-price fluctuation. The Fund invests primarily in ultra short-term investment-grade debt obligations.
   The Fund is designed for investors who seek higher yields than money market funds generally offer and who are willing to accept some modest principal fluctuation in order to achieve that objective. BECAUSE ITS SHARE PRICE WILL VARY, THE FUND IS NOT AN APPROPRIATE INVESTMENT FOR THOSE WHOSE PRIMARY OBJECTIVE IS ABSOLUTE PRINCIPAL STABILITY. The Fund's investments include a combination of high-quality money market instruments, as well as securities with longer maturities and debt obligations of lower quality. Under normal market conditions, it is anticipated that the Fund will maintain an average effective portfolio maturity of one year or less. There is no maturity limit on any individual bond in the Fund's portfolio. When the Advisor deter-

                             ----------------------

                              PROSPECTUS PAGE I-14
mines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed income securities.
   Under normal market conditions, at least 75% of the Fund's net assets will be invested in investment-grade debt obligations, which generally include a range of obligations from those in the highest rating category to those rated in the fourth-highest rating category (e.g., BBB or higher by S&P). The Fund may also invest up to 25% of its net assets in non-investment-grade debt obligations that are rated in the fifth-highest rating category (e.g., BB by S&P) or unrated securities of comparable quality. In general, non-investment-grade securities are regarded as predominantly speculative with respect to the capacity of the issuer to pay interest and repay principal. However, because these securities compose the tier immediately below investment grade, they are considered the least speculative non-investment-grade securities. (See "Fundamentals of Fixed Income Investing - Credit Quality.")

                                FUNDAMENTALS OF
                             FIXED INCOME INVESTING

   The Funds may invest in a wide variety of debt obligations and other securities. See "Implementation of Policies and Risks - Debt Obligations."
   Issuers of debt obligations have a contractual obligation to pay interest at a specified rate ("coupon rate") on specified dates and to repay principal ("face value" or "par value") on a specified maturity date. Certain debt obligations, including municipal obligations, (usually intermediate- and long-term obligations) have provisions that allow the issuer to redeem or "call" the obligation before its maturity. Issuers are most likely to call such obligations during periods of falling interest rates. As a result, a Fund may be required to invest the unanticipated proceeds of the called obligations at lower interest rates, which may cause the Fund's income to decline.
   Although the net asset values of the Municipal Advantage and Advantage Funds are expected to fluctuate, the Advisor actively manages each Fund's portfolio and adjusts its average effective portfolio maturity according to the Advisor's interest rate outlook while seeking to avoid or reduce, to the extent possible, any negative changes in net asset value. The Heritage Money and Municipal Money Funds each seek to maintain a stable net asset value of $1.00 per share.

PRICE VOLATILITY

   The market value of debt obligations, including municipal obligations, is affected by changes in prevailing interest rates. The market value of a debt obligation generally reacts inversely to interest rate changes, meaning, when prevailing interest rates decline, an obligation's price usually rises, and when prevailing interest rates rise, an obligation's price usually declines. A fund

                             ----------------------

                              PROSPECTUS PAGE I-15
portfolio consisting primarily of debt obligations will react similarly to changes in interest rates.

MATURITY

   In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.
   A Fund's average portfolio maturity represents an average based on the actual stated maturity dates of the debt securities in the Fund's portfolio, except that (i) variable-rate securities are deemed to mature at the next interest rate adjustment date, (ii) debt securities with put features are deemed to mature at the next put-exercise date, (iii) the maturity of mortgage-backed securities is determined on an "expected life" basis, as determined by the Advisor, and (iv) securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of futures contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. The Heritage Money and Municipal Money Funds will calculate average portfolio maturity in accordance with Rule 2a-7 under the 1940 Act.
   A Fund's average "effective portfolio maturity" will be calculated in nearly the same manner as average portfolio maturity, which is explained above. However, for the purpose of calculating average effective portfolio maturity, a security that is subject to redemption at the option of the issuer on a particular date (the "call date") which is prior to the security's stated maturity may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average effective portfolio maturity when the Advisor reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The Advisor may base its conclusion on such factors as the interest rate paid on the security compared to prevailing market rates, the amount of cash available to the issuer of the security, events affecting the issuer of the security, and other appropriate factors that may compel or make it advantageous for the issuer to redeem a security prior to its stated maturity.

CREDIT QUALITY

   The values of debt obligations may also be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings.
   In conducting its credit research and analysis, the Advisor considers both qualitative and quantitative factors to evaluate the creditworthiness of individ-

                             ----------------------

                              PROSPECTUS PAGE I-16
ual issuers. The Advisor also relies, in part, on credit ratings compiled by a number of NRSROs. "Appendix A - Ratings of Debt Obligations" presents a summary of ratings of three well-known such organizations: S&P, Moody's Investors Service, Inc., and Fitch Investors Service, Inc. Please refer to the Appendix in the Funds' SAI for a more detailed description of these ratings.

   INVESTMENT-GRADE DEBT OBLIGATIONS. Debt obligations rated in the highest-through the medium-quality categories are commonly referred to as "investment-grade" debt obligations and include the following:

- U.S. government securities (See "Implementation of Policies and Risks - Debt Obligations" below);
- bonds or bank obligations rated in one of the four highest rating categories (e.g., BBB or higher by S&P);
- short-term notes rated in one of the two highest rating categories (e.g., SP-2 or higher by S&P);
- short-term bank obligations rated in one of the three highest rating categories (e.g., A-3 or higher by S&P), with respect to obligations maturing in one year or less;
- commercial paper rated in one of the three highest rating categories (e.g., A-3 or higher by S&P);
- unrated debt obligations determined by the Advisor to be of comparable quality; and
- repurchase agreements involving investment-grade debt obligations.

   Investment-grade debt obligations are generally believed to have relatively low degrees of credit risk. However, medium-quality debt obligations (e.g., BBB by S&P), while considered investment grade, may have some speculative characteristics, since their issuers' capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers.
   All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by the Advisor to consider what action, if any, a Fund should take consistent with its investment objective, and with respect to the Heritage Money and Municipal Money Funds, Rule 2a-7 under the 1940 Act.

   HIGH-YIELD (HIGH-RISK) SECURITIES. High-yield (high-risk) securities, also referred to as "junk bonds," are those securities that are rated lower than investment grade and unrated securities of comparable quality. Although these securities generally offer higher yields than investment-grade securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. In general, they are regarded to be predominantly speculative with respect to the issuer's capacity to pay interest

                             ----------------------

                              PROSPECTUS PAGE I-17
and repay principal. Other potential risks associated with investing in high-yield securities include:

- substantial market-price volatility resulting from changes in interest rates, changes in or uncertainty about economic conditions, and changes in the actual or perceived ability of the issuer to meet its obligations;
- greater sensitivity of highly-leveraged issuers to adverse economic changes and individual-issuer developments;
- subordination to the prior claims of other creditors;
- additional Congressional attempts to restrict the use or limit the tax and other advantages of these securities; and
- adverse publicity and changing investor perceptions about these securities.

   As with any other asset in a Fund's portfolio, any reduction in the value of such securities as a result of the factors listed above would be reflected in the net asset value of the Fund. In addition, a Fund that invests in lower-quality securities may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal and interest on its holdings. As a result of the associated risks, successful investments in high-yield, high-risk, securities will be more dependent on the Advisor's credit analysis than generally would be the case with investments in investment-grade securities.
   It is uncertain how the high-yield market will perform during a prolonged period of rising interest rates. A prolonged economic downturn or a prolonged period of rising interest rates could adversely affect the market for these securities, increase their volatility, and reduce their value and liquidity. In addition, lower-quality securities tend to be less liquid than higher-quality debt securities because the market for them is not as broad or active. If market quotations are not available, these securities will be valued in accordance with procedures established by a Fund's Board of Directors. Judgment may, therefore, play a greater role in valuing these securities. The lack of a liquid secondary market may have an adverse effect on market price and a Fund's ability to sell particular securities.
   See Appendix B for information concerning the credit quality of the Municipal Advantage Fund's investments in the fiscal period ended February 29, 1996 and the Advantage Fund's investments throughout the fiscal periods ended December 31, 1995 and February 29, 1996.

                             ----------------------

                              PROSPECTUS PAGE I-18

                      IMPLEMENTATION OF POLICIES AND RISKS

   In addition to the investment policies described above (and subject to certain restrictions described below), the Funds may invest in some or all of the following securities and may employ some or all of the following investment techniques, some of which may present special risks as described below. A more complete discussion of certain of these securities and investment techniques and the associated risks is contained in the Funds' SAI.

DEBT OBLIGATIONS

   The Heritage Money Fund limits its investments to corporate, bank, and government debt obligations that meet the requirements of Rule 2a-7 under the 1940 Act. The Municipal Money Fund generally limits its investments to municipal obligations that meet the requirements of Rule 2a-7 under the 1940 Act. The Municipal Advantage and the Advantage Funds generally invest in any type of debt obligation consistent with the Funds' investment objectives and policies. For additional information, see "Investment Objectives and Policies."

   TYPES OF DEBT OBLIGATIONS. Debt obligations include (i) corporate debt securities, including bonds, debentures, and notes; (ii) bank obligations, such as certificates of deposit, banker's acceptances, and time deposits of domestic and foreign banks and their subsidiaries and branches, and domestic savings and loan associations (in amounts in excess of the insurance coverage (currently $100,000 per account) provided by the Federal Deposit Insurance Corporation);
(iii) commercial paper (including variable-amount master demand notes); (iv) repurchase agreements; (v) loan interests; (vi) foreign debt obligations issued by foreign issuers traded either in foreign markets or in domestic markets through depositary receipts; (vii) convertible securities - debt obligations of corporations convertible into or exchangeable for equity securities or debt obligations that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities, or acquired as part of units of the securities; (viii) preferred stocks - securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company's earnings or assets; (ix) U.S. government securities; (x) mortgage-backed securities, collateralized mortgage obligations, and similar securities; and (xi) municipal obligations.

GOVERNMENT SECURITIES

   U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds.

                             ----------------------

                              PROSPECTUS PAGE I-19

Securities issued or guaranteed by government agencies or instrumentalities include the following:

- the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association, the Interamerican Development Bank, and International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

   Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

MORTGAGE- AND ASSET-BACKED SECURITIES

   Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement, such as letters of credit, reserve funds, overcollateralization, and guarantees by third parties.
   Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card or

                             ----------------------

                              PROSPECTUS PAGE I-20
other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.
   The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities.
   Stripped mortgage- or asset-backed securities receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest-only ("IO") and principal-only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

LOAN INTERESTS

   Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by a Fund may have a maturity of any number of days or years, and may be secured or unsecured. Loan interests, which may take the form of participation interests in, assignments of, or notations of a loan, may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any NRSROs and are, at

                             ----------------------

                              PROSPECTUS PAGE I-21
present, not readily marketable and may be subject to contractual restrictions on resale.

MUNICIPAL OBLIGATIONS

   IN GENERAL. Municipal obligations are debt obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes, municipal lease obligations, and mortgage-backed bonds.

   BONDS AND NOTES. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments. Municipal obligations include obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of Directors of a Fund determines that an investment in any such type of obligation is consistent with that Fund's investment objective.

   LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities, such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. A Fund may purchase these obligations directly, or it may purchase participation interests in such obligations. (See "Participation Interests" below.) Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for, appropriate, and make payments due under the obligation. Certain municipal leases may, however, contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropri-

                             ----------------------

                              PROSPECTUS PAGE I-22
ation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

   MORTGAGE-BACKED BONDS. A Fund's investments in municipal obligations may include mortgage-backed municipal obligations, which are a type of municipal security issued by a state, authority, or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers. A Fund's interest, evidenced by such obligations, is an undivided interest in a pool of mortgages. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. A Fund may also receive additional principal payments representing prepayments of the underlying mortgages. While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates. In the event that a Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.

FOREIGN SECURITIES AND CURRENCIES

   The Heritage Money and Advantage Funds each may invest up to 25% of their net assets directly or indirectly in foreign securities. In accordance with Rule 2a-7 under the 1940 Act, the Heritage Money Fund will limit its investments in foreign securities to those denominated in U.S. dollars. The Funds may invest in U.S. securities enhanced as to credit quality or liquidity by foreign issuers without regard to this limitation.
   Foreign investments involve special risks, including:

- expropriation, confiscatory taxation, and withholding taxes on dividends and interest;
- less extensive regulation of foreign brokers, securities markets, and issuers;
- less publicly available information and different accounting standards;
- costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets, and difficulty of enforcing obligations in other countries; and
- diplomatic developments and political or social instability.

   Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities. Although the Funds generally invest only in securities that are regularly traded on recognized exchanges or in over-the-counter markets, from time to time foreign

                             ----------------------

                              PROSPECTUS PAGE I-23
securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, may be higher than those attributable to domestic investing.
   Because the Advantage Fund invests in foreign securities which are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent. The value of the Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.
   The Advantage Fund may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options, and futures transactions for hedging or any other lawful purpose. (See "Derivative Instruments.")

REPURCHASE AGREEMENTS

   Each Fund may enter into repurchase agreements with certain banks and non-bank dealers. In a repurchase agreement, a Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. A Fund may enter into repurchase agreements with respect to any security in which it may invest. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate those risks. A Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

DERIVATIVE INSTRUMENTS

   The Advantage and Municipal Advantage Funds may use derivative instruments for any lawful purpose consistent with each Fund's investment objective such as hedging or managing risk, but not for speculation. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as

                             ----------------------

                              PROSPECTUS PAGE I-24
securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."
   A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.
   An option is a contract in which the "holder" (the buyer) pays a certain amount (the "premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.
   A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.
   Derivative instruments may include (i) options; (ii) futures; (iii) options on futures; (iv) short sales against the box, in which a Fund sells a security it owns for delivery at a future date; (v) swaps, in which two parties agree to exchange a series of cash flows in the future, such as interest-rate payments;
(vi) interest-rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (vii) interest-rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; (viii) forward currency contracts and foreign currency exchange-related securities; and (ix) structured instruments which combine the foregoing in different ways.
   Derivatives may be exchange-traded in OTC transactions between private parties. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the

                             ----------------------

                              PROSPECTUS PAGE I-25
transaction. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. When required by SEC guidelines, a Fund will set aside permissible liquid assets or securities positions that substantially correlate to the market movements of the derivative in a segregated account to secure its obligations under the derivative. In order to maintain its required cover for a derivative, a Fund may need to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position.
   The successful use of derivatives by a Fund is dependent upon a variety of factors, particularly the Advisor's ability to correctly anticipate trends in the underlying asset. In a hedging transaction, if the Advisor incorrectly anticipates trends in the underlying asset, a Fund may be in a worse position than if no hedging had occurred. In addition, there may be imperfect correlation between a Fund's derivative transactions and the instruments being hedged. To the extent that the Fund is engaging in derivative transactions for risk management, the Fund's successful use of such transactions is more dependent upon the Advisor's ability to correctly anticipate such trends, since losses in these transactions may not be offset in gains in the Fund's portfolio or in lower purchase prices for assets it intends to acquire. The Advisor's prediction of trends in underlying assets may prove to be inaccurate, which could result in substantial losses to a Fund.
   In addition to the derivative instruments and strategies described above, the Advisor expects to discover additional derivative instruments and other hedging or risk management techniques. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with a Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.

WHEN-ISSUED SECURITIES

   Each Fund may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days. Purchasing when-issued securities allows a Fund to lock in a fixed price or yield on a security it intends to purchase. However, when a Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation.
   The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although a Fund may be able to sell these securities prior to the delivery date, it will

                             ----------------------

                              PROSPECTUS PAGE I-26
purchase when-issued securities for the purpose of actually acquiring the securities, unless, after entering into the commitment, a sale appears desirable for investment reasons. When required by SEC guidelines, a Fund will set aside permissible liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.

ILLIQUID SECURITIES

   The Advantage and Municipal Advantage Funds may each invest up to 15% of their net assets in illiquid securities. The Heritage Money and Municipal Money Funds may each invest up to 10% of their respective net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities which may be resold to institutional investors under Rule 144A under the Securities Act of 1933 and
Section 4(2) commercial paper may be determined to be liquid under guidelines adopted by each Fund's Board of Directors.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

   The Advantage Fund may invest without limitation and the Municipal Advantage Fund may invest up to 15% of its net assets in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of taxable zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to continue to qualify for treatment as a "regulated investment company" under the Internal Revenue Code and avoid a certain excise tax, the Funds may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

   Each Fund may enter into mortgage dollar rolls, in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the

                             ----------------------

                              PROSPECTUS PAGE I-27
mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. When required by SEC guidelines, a Fund would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Funds.
   The Municipal Money, Municipal Advantage, and Advantage Funds may also engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by SEC guidelines, a Fund will set aside permissible liquid assets in a segregated account to secure its obligation to repurchase the security.
   The mortgage dollar rolls and reverse repurchase agreements entered into by the Funds may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment-grade debt obligations or repurchase agreements that mature on or before the settlement date of the related mortgage dollar roll or reverse repurchase agreement. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Advisor believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage. The Heritage Money and Municipal Money Funds only engage in transactions permissible under Rule 2a-7.

PARTICIPATION INTERESTS

   If a Fund may invest in municipal obligations, it may also invest in participation interests in municipal obligations without limitation. A participation interest gives a Fund an undivided interest in a municipal obligation in the proportion that the Fund's participation interest bears to the principal amount of the obligation. These instruments may have fixed, floating, or variable rates of interest. A Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be tax-exempt. If a Fund purchases unrated participation interests, the Board of Directors or its delegate must have determined that the

                             ----------------------

                              PROSPECTUS PAGE I-28
credit risk is equivalent to the rated obligations in which the Fund may invest. Participation interests may be backed by a letter of credit or guaranty of the selling institution. When determining whether such a participation interest meets a Fund's credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.

STANDBY COMMITMENTS

   In order to facilitate portfolio liquidity, the Municipal Money and Municipal Advantage Funds may each acquire standby commitments from brokers, dealers, or banks with respect to securities in their respective portfolios. Standby commitments entitle the holder to achieve same-day settlement and receive an exercise price equal to the amortized cost of the underlying security plus accrued interest. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments are subject to the issuer's ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the brokers, dealers, and banks from which a Fund obtains standby commitments to evaluate those risks.

SECTOR CONCENTRATION

   From time to time, the Municipal Money and Municipal Advantage Funds may each invest 25% or more of their respective net assets in municipal obligations that are related in such a way that an economic, business, or political development or change affecting one such security could also affect the other securities. Such related sectors may include hospitals, retirement centers, pollution control, single-family housing, multiple-family housing, industrial development, utilities, education, and general obligation bonds. The Municipal Money and Municipal Advantage Funds also may invest 25% or more of their respective net assets in municipal obligations whose issuers are located in the same state.

PORTFOLIO TURNOVER

   The Municipal Advantage and Advantage Funds' historical portfolio turnover rate is listed under "Financial Highlights." The annual portfolio turnover rate indicates changes in a Fund's portfolio. The turnover rate may vary from year to year, as well as within a year. It may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares. High portfolio turnover in any year will result in the payment by a Fund of above average amounts of transaction costs and could result in the payment by shareholders of above average amounts of taxes on realized investment gains.

                             ----------------------

                              PROSPECTUS PAGE I-29

                                ABOUT THE FUNDS

MANAGEMENT

   The Board of Directors of each Fund is responsible for managing its business and affairs. Each of the Funds has entered into an investment advisory agreement (collectively the "Advisory Agreements") with Strong Capital Management, Inc. (the "Advisor"). Except for the management fee arrangements, the Advisory Agreements are substantially identical. Under the terms of these agreements, the Advisor manages each Fund's investments and business affairs subject to the supervision of each Fund's Board of Directors.

   ADVISOR. The Advisor began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. As of April 15, 1996, the Advisor had over $19 billion under management. The Advisor's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of each Fund, is the controlling shareholder of the Advisor.
   As compensation for its services, each Fund pays the Advisor a monthly management fee based on a percentage of each Fund's average daily net asset value. The annual rates are as follows: Heritage Money and Municipal Money Funds, .50%; and Municipal Advantage and Advantage Funds, .60%. From time to time, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any such waiver or absorption will temporarily lower a Fund's overall expense ratio and increase a Fund's overall return to investors.

   PORTFOLIO MANAGERS. The following individuals serve as portfolio managers for the four Strong Cash Management Funds.

                           STRONG HERITAGE MONEY FUND


   JAY N. MUELLER. Mr. Mueller joined the Advisor in September 1991 as a securities analyst and portfolio manager. For four years prior to that, he was a securities analyst and portfolio manager with R. Meeder & Associates of Dublin, Ohio. Mr. Mueller received his bachelor's degree in Economics in 1982 from the University of Chicago. Mr. Mueller is also a Chartered Financial Analyst. He has managed the Strong Heritage Money Fund since its inception in June 1995.


                             ----------------------

                              PROSPECTUS PAGE I-30

                       STRONG MUNICIPAL MONEY MARKET FUND
                        STRONG MUNICIPAL ADVANTAGE FUND


   STEVEN D. HARROP. A Chartered Financial Analyst, Mr. Harrop joined the Advisor in 1991. Previously, he was employed by USAA Investment Management Company, where he co-managed a balanced fund and managed five tax-exempt funds. Mr. Harrop received his bachelor's degree from Brigham Young University in 1972 and his master's degree from Northwestern University in 1973. He has managed the Strong Municipal Money Market Fund since 1991 and the Strong Municipal Advantage Fund since its inception in November 1995.


                             STRONG ADVANTAGE FUND


   JEFFREY A. KOCH. Mr. Koch joined the Advisor as a portfolio manager and securities analyst in June 1989. For a brief period prior to that, he was a market-maker clerk at Fossett Corporation, a clearing firm. Mr. Koch earned his M.B.A. in Finance at Washington University in St. Louis, Missouri in 1989. His undergraduate degree, awarded in 1987, is from the University of Minnesota-Morris. Mr. Koch is also a Chartered Financial Analyst. Mr. Koch has managed or co-managed the Strong Advantage Fund since 1991.



   LYLE J. FITTERER. Mr. Fitterer joined the Advisor in 1989 after receiving his bachelor's degree in Accounting from the University of North Dakota. Previously, he served the Advisor as a fixed income research analyst and trader. Mr. Fitterer has also served as a trader for the Advisor's equity products and as manager of the Strong Funds' fixed income accounting department. He is a Certified Public Accountant. Mr. Fitterer has co-managed the Fund since March 1997.


TRANSFER AND DIVIDEND-DISBURSING AGENT

   The Advisor, P.O. Box 2936, Milwaukee, Wisconsin 53201, also acts as dividend-disbursing agent and transfer agent for the Funds. The Advisor is compensated for its services based on an annual fee per account plus certain out-of-pocket expenses. The fees received and the services provided as transfer agent and dividend-disbursing agent are in addition to those received and provided under the Advisory Agreements between the Advisor and the Funds.

DISTRIBUTOR

   Strong Funds Distributors, Inc., P.O. Box 2936, Milwaukee, Wisconsin 53201, an indirect subsidiary of the Advisor, acts as distributor of the shares of the Funds.

                             ----------------------

                              PROSPECTUS PAGE I-31

ORGANIZATION

   SHAREHOLDER RIGHTS. The Heritage Money Fund is a series of common stock of Strong Heritage Reserve Series, Inc., and the Municipal Money and Municipal Advantage Funds are both series of common stock of Strong Municipal Funds, Inc., Strong Heritage Reserve Series, Inc., Strong Municipal Funds, Inc., and the Advantage Fund are each Wisconsin corporations authorized to issue shares of common stock and series and classes of shares of common stock. Each share of each Fund has one vote, and all shares participate equally in dividends and other capital gains distributions by the respective Fund and in the residual assets of the respective Fund in the event of liquidation. Certificates will be issued for shares held in your account only upon your written request. You will, however, have full shareholder rights whether or not you request certificates. Generally, the Funds will not hold annual meetings of shareholders unless required by the 1940 Act.

   SHAREHOLDER PRIVILEGES. The shareholders of each Fund may benefit from the privileges described in the "Shareholder Manual" (see page II-1). However, each Fund reserves the right, at any time and without prior notice, to suspend, limit, modify, or terminate any of these privileges or their use in any manner by any person or class.

DISTRIBUTIONS AND TAXES

   PAYMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. Unless you choose otherwise, all your dividends and capital gains distributions will be automatically reinvested in additional Fund shares. Or, you may elect to have all your dividends and capital gain distributions from a Fund, if any, automatically invested in additional shares of another Strong Fund. Shares are purchased at the net asset value determined on the payment date. If you request in writing that your dividends and other distributions be paid in cash, a Fund will credit your bank account by Electronic Funds Transfer ("EFT") or issue a check to you within five business days of the payment date. You may change your election at any time by calling or writing Strong Funds. Strong Funds must receive any such change 7 days (15 days for EFT) prior to a dividend or capital gain distribution payment date in order for the change to be effective for that payment.
   The policy of each Fund is to pay dividends from net investment income monthly and to distribute substantially all net realized capital gains, if any, and gains from foreign currency transactions, if any, annually. Each Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax on undistributed income and gains. Each Fund declares dividends on each day its net asset value is calculated, except for bank holidays. Income earned on weekends, holidays (including bank holidays), and days on which net asset

                             ----------------------

                              PROSPECTUS PAGE I-32
value is not calculated is declared as a dividend on the day on which a Fund's net asset value was most recently calculated.

   TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS. You will be subject to federal income tax at ordinary income tax rates on any dividends you receive other than exempt-interest dividends declared by the Municipal Money and Municipal Advantage Funds as described below ("taxable distributions") that are derived from investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions, if any). Distributions by the Municipal Advantage and Advantage Funds from net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares.
   The Funds' taxable distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain taxable distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31. All state laws provide a pass-through to mutual fund shareholders of the state and local income tax exemption afforded owners of direct U.S. government obligations, although there are conditions to this treatment in some states. You will be notified annually of the percentage of a Fund's income that is derived from U.S. government securities.
   If a Fund's taxable distributions exceed its investment company taxable income and net capital gain in any year, as a result of currency-related losses or otherwise, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes.
   With respect to the Municipal Money and Municipal Advantage Funds, if the Funds satisfy certain requirements described under "Taxes" in the SAI - which the Funds intend to continue to do - dividends paid by the Funds from the interest earned on municipal bonds will constitute "exempt-interest dividends" and will not be subject to federal income tax. However, the Funds may invest in municipal bonds the interest on which is a tax preference item for purposes of the alternative minimum tax. Exempt-interest dividends distributed to corporate shareholders also may be subject to the AMT regardless of the types of municipal bonds in which the Funds invest, depending on the corporation's tax status. Distributions by the Funds may be subject to state and local taxes, depending on the laws of your home state and locality. You will be subject to federal income tax at ordinary income rates on any income dividends you receive that are derived from interest on taxable securities or from net realized short-term capital gains.

   YEAR-END TAX REPORTING. After the end of each calendar year, you will receive a statement (Form 1099) of the federal income tax status of all dividends and other distributions paid (or deemed paid) during the year.

                             ----------------------

                              PROSPECTUS PAGE I-33

   SHARES SOLD OR EXCHANGED. With respect to the Municipal Advantage and Advantage Funds only, your redemption of Fund shares may result in taxable gain or loss to you, depending upon whether the redemption proceeds payable to you are more or less than your adjusted cost basis for the redeemed shares. Similar tax consequences generally will result from an exchange of Fund shares for shares of another Strong Fund. If you purchase shares of one of these Funds within thirty days before or after redeeming shares of the same Fund at a loss, a portion or all of that loss will not be deductible and will increase the cost basis of the newly purchased shares. In addition, if you redeem shares out of a retirement account, you will be subject to withholding for federal income tax purposes unless you transfer the distribution directly to an "eligible retirement plan." Moreover, if you redeem all shares in an account at any time during a month, dividends credited to the account since the beginning of the month through the day of redemption will be paid with the redemption proceeds.

   BACKUP WITHHOLDING. If you are an individual or certain other noncorporate shareholder and do not furnish a Fund with a correct taxpayer identification number, the Fund is required to withhold federal income tax at a rate of 31% (backup withholding) from all taxable dividends (in the case of the Heritage Money and Municipal Money Funds), and from all dividends, capital gain distributions, and redemption proceeds (in the case of the Municipal Advantage and Advantage Funds), payable to you. Withholding at that rate from taxable dividends and capital gain distributions payable to you also is required if you otherwise are subject to backup withholding. To avoid backup withholding, you must provide a taxpayer identification number and state that you are not subject to backup withholding due to the underreporting of your income. This certification is included as part of your application. Please complete it when you open your account.

   TAX STATUS OF THE FUNDS. Each Fund intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code and, if so qualified, will not be liable for federal income tax on earnings and gains distributed to its shareholders in a timely manner.
   This section is not intended to be a full discussion of present or proposed federal income tax law and its effects on the Funds and investors therein. See the SAI for a further discussion. There may be other federal, state, or local tax considerations applicable to a particular investor. You are therefore urged to consult your own tax adviser.

PERFORMANCE INFORMATION

   Each Fund may advertise a variety of types of performance information including "yield," "average annual total return," "total return," and "cumulative total return." The Heritage Money and Municipal Money Funds may also

                             ----------------------

                              PROSPECTUS PAGE I-34
advertise "effective yield." In addition, the Municipal Money and Municipal Advantage Funds may also advertise "equivalent taxable yield." Each of these figures is based upon historical results and does not represent the future performance of a Fund.
   Yield is an annualized figure, which means that it is assumed that a Fund generates the same level of net investment income over a one-year period. The Heritage Money and Municipal Money Funds' yield and effective yield are measures of the net investment income per share earned by such Fund over a specific seven-day period and are shown as a percentage of the investment. However, effective yield will be slightly higher than the yield because effective yield assumes that the net investment income earned by a Fund will be reinvested. The Municipal Advantage and Advantage Funds' yield is a measure of the net investment income per share earned by a Fund over a specific 30-day period and is shown as a percentage of the net asset value of the Fund's shares at the end of the period. Equivalent taxable yield represents the amount a taxable investment would need to generate to equal a Fund's yield for an investor at stated tax rates.
   Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a Fund assuming the reinvestment of all dividends and distributions. Total return figures are not annualized and simply represent the aggregate change of a Fund's investments over a specified period of time.

                             ----------------------

                              PROSPECTUS PAGE I-35

                  This page has been left blank intentionally.

                             ----------------------

                              PROSPECTUS PAGE I-36

                               SHAREHOLDER MANUAL

          HOW TO BUY SHARES......................  II-1
          DETERMINING YOUR SHARE PRICE...........  II-5
          HOW TO SELL SHARES.....................  II-6
          SHAREHOLDER SERVICES................... II-10
          REGULAR INVESTMENT PLANS............... II-12
          SPECIAL SITUATIONS..................... II-14

HOW TO BUY SHARES

   All the Strong Funds are 100% no-load, meaning you may purchase, redeem or exchange shares directly at net asset value without paying a sales charge. Because the Municipal Advantage and Advantage Funds' net asset values change daily, your purchase price will be the next net asset value determined after Strong receives and accepts your purchase order. Your money will begin earning dividends the day after your purchase order is accepted in proper form.
   Whether you are opening a new account or adding to an existing one, Strong provides you with several methods to buy Fund shares.

                             ----------------------

                              PROSPECTUS PAGE II-1

   -----------------------------------------------------------------------------

                         TO OPEN A NEW ACCOUNT
------------------------------------------------------------------------------
MAIL                     BY CHECK
                         - Complete and sign the application. Make your check
                         or money order payable to "Strong Funds."
                         - Mail to Strong Funds, P.O. Box 2936, Milwaukee,
                         Wisconsin 53201. If you're using an express delivery
                           service, send to Strong Funds, 100 Heritage
                           Reserve, Menomonee Falls, Wisconsin 53051.
                         BY EXCHANGE
                         - Call 1-800-368-3863 for instructions on
                         establishing an account with an exchange by mail.
------------------------------------------------------------------------------
TELEPHONE                BY EXCHANGE
                         - Call 1-800-368-3863 to establish a new account by
1-800-368-3863           exchanging funds from an existing Strong Funds
24 HOURS A DAY,            account.
7 DAYS A WEEK            - Sign up for telephone exchange services when you
                         open your account. To add the telephone exchange
                           option to your account, call 1-800-368-3863 for a
                           Telephone Exchange Form.
                         - Please note that your accounts must be identically
                         registered and that you must exchange enough into the
                           new account to meet the minimum initial investment.
------------------------------------------------------------------------------
IN PERSON                - Stop by our Investor Center in Menomonee Falls,
                         Wisconsin.
                           Call 1-800-368-3863 for hours and directions.
                         - The Investor Center can only accept checks or money
                           orders.
------------------------------------------------------------------------------
WIRE                     Call 1-800-368-3863 for instructions on opening an
                         account by
                         wire.
------------------------------------------------------------------------------
AUTOMATICALLY            USE STRONG'S "NO-MINIMUM INVESTMENT PROGRAM."(3)
                         - If you sign up for Strong's Automatic Investment
                         Plan when you open your account, Strong Funds will
                           waive the Fund's minimum initial investment (see
                           chart on page II-4).
                         - Complete the Automatic Investment Plan section on
                         the account application.
                         - Mail to the address indicated on the application.
------------------------------------------------------------------------------
BROKER-DEALER            - You may purchase shares in a Fund through a
                         broker-dealer
                           or other institution that may charge a transaction
                         fee.
                         - Strong Funds may only accept requests to purchase
                           shares into a broker-dealer street name account
                           from the broker-dealer.

                             ----------------------

                              PROSPECTUS PAGE II-2

------------------------------------------------------------------------------
                         TO ADD TO AN EXISTING ACCOUNT
--------------------------------------------------------------------------------

BY CHECK
- Complete an Additional Investment Form provided at the bottom of your account statement, or write a note indicating your fund account number and registration. Make your check or money order payable to "Strong Funds."
- Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin 53201. If you're using an express delivery service, send to Strong Funds, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.
BY EXCHANGE
- Call 1-800-368-3863 for instructions on exchanging by mail.
--------------------------------------------------------------------------------

BY EXCHANGE
- Add to an account by exchanging funds from another Strong Funds account.
- Sign up for telephone exchange services when you open your account. To add the telephone exchange option to your account, call 1-800-368-3863 for a Telephone Exchange Form.
- Please note that the accounts must be identically registered and that the minimum exchange is $50(1) or the balance of your account, whichever is less.
BY TELEPHONE PURCHASE
- Sign up for telephone purchase when you open your account to make additional investments from $50 to $25,000 into your Strong Funds account by telephone.(2) To add this option to your account, call 1-800-368-3863 for a Telephone Purchase Form.
Or use Strong Direct(SM), Strong Funds' automated telephone response system. Call 1-800-368-3863 for details.
--------------------------------------------------------------------------------

- Stop by our Investor Center in Menomonee Falls, Wisconsin. Call 1-800-368-3863 for hours and directions.
- The Investor Center can only accept checks or money orders.
--------------------------------------------------------------------------------

Call 1-800-368-3863 for instructions on adding to an account by wire.
--------------------------------------------------------------------------------

USE ONE OF STRONG'S AUTOMATIC INVESTMENT PROGRAMS. Sign up for these services when you open your account, or call 1-800-368-3863 for instructions on how to add them to your existing account.
- AUTOMATIC INVESTMENT PLAN. Make regular, systematic investments (minimum $50)(1) into your Strong Funds account from your bank checking or NOW account. Complete the Automatic Investment Plan section on the account application.
- AUTOMATIC EXCHANGE PLAN. Make regular, systematic exchanges (minimum $50)(1) from one Strong Funds account to another. Call 1-800-368-3863 for an application.
- PAYROLL DIRECT DEPOSIT. Have a specified amount (minimum $50)(1) regularly deducted from your paycheck, social security check, military allotment, or annuity payment invested directly into your Strong Funds account. Call 1-800-368-3863 for an application.
- AUTOMATIC DIVIDEND REINVESTMENT. Unless you choose otherwise, all your dividends and capital gain distributions will be automatically reinvested in additional Fund shares. Or, you may elect to have your dividends and capital gain distributions automatically invested in shares of another Strong Fund.
--------------------------------------------------------------------------------

- You may purchase additional shares in a Fund through a broker-dealer or other institution that may charge a transaction fee.
- Strong Funds may only accept requests to purchase additional shares into a broker-dealer street name account from the broker-dealer.

(1)The minimum amount for the Heritage Money Fund is $1,000.
(2)With respect to the Heritage Money Fund, additional investments from $1,000 to $25,000 may be made.
(3)Not available for the Heritage Money Fund.

                             ----------------------

                              PROSPECTUS PAGE II-3

                    WHAT YOU SHOULD KNOW ABOUT BUYING SHARES

- Please make all checks or money orders payable to "Strong Funds."
- We cannot accept third-party checks or checks drawn on banks outside the U.S.
- You will be charged a $20 service fee for each check, wire, or Electronic Funds Transfer ("EFT") purchase that is returned unpaid, and you will be responsible for any resulting losses suffered by a Fund.
- Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact.
- A Fund may decline to accept your purchase order upon receipt when, in the judgment of the Advisor, it would not be in the best interests of the existing shareholders.
- The exchange privilege is available in all 50 states because all the Strong Funds intend to continue to qualify their shares for sale in all 50 states.
- Minimum Investment Requirements:


                                                   Open an
                                    Open an         IRA or           Open a
                        Open a       UGMA/         Defined         401(k) or       Add to
                        Regular      UTMA        Contribution        403(b)       Existing
        Fund            Account     Account          Plan           Account       Account
-------------------------------------------------------------------------------------------
Heritage Money          $25,000     $25,000           $25,000          $25,000      $1,000
Municipal Money         $2,500        $250      Not Available    Not Available         $50
Municipal Advantage     $2,500        $250      Not Available    Not Available         $50
Advantage               $2,500        $250             $1,000       No Minimum         $50

   All of the Funds (except the Heritage Money Fund) offer a No-Minimum Investment Program that waives the minimum initial investment requirements for investors who participate in the Strong Automatic Investment Plan (described on page II-12). Unless you participate in the Strong No-Minimum Investment Program, please ensure that your purchases meet the minimum investment requirements.
   Under certain circumstances (for example, if you discontinue a No-Minimum Investment Program before you reach a Fund's minimum initial investment), each Fund reserves the right to close your account. Before taking such action, a Fund will provide you with written notice and at least 60 days in which to reinstate an investment program or otherwise reach the minimum initial investment required.

- ACCOUNT MAINTENANCE (HERITAGE MONEY FUND). With respect to the Heritage Money Fund only, the Advisor, acting as the Fund's transfer agent, reserves the right to deduct a quarterly account maintenance fee of $3.00 for accounts with a value of less than $25,000. It is expected that accounts will

                             ----------------------

                              PROSPECTUS PAGE II-4
  be valued in the last week of each calendar quarter. The fee will not be deducted if a shareholder's total assets in Strong Funds equals $100,000 or more. Eligibility for the waiver is determined by aggregating Strong Funds mutual fund accounts maintained by the Fund's transfer agent that are registered under the same tax identification number or that list the same tax identification number for the custodian of a Uniform Gifts/Transfers to Minors Act account. If your Heritage Money Fund account falls below $25,000, you will be given notice to reestablish the minimum balance. If you do not so increase your balance within 60 days, the Advisor reserves the right to close your account and send the proceeds to you. Note that retirement accounts that fall below the $25,000 minimum are subject to being closed and will be subject to a 20% withholding tax.

                     WHAT YOU SHOULD KNOW ABOUT BUYING SHARES
                             THROUGH A BROKER-DEALER

- If you purchase shares through a program of services offered or administered by a broker-dealer, financial institution, or other service provider, you should read the program's materials, including information relating to fees, in connection with the Funds' Prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

- Certain broker-dealers, financial institutions, or other service providers that have entered into an agreement with the Distributor may enter purchase orders on behalf of their customers by phone, with payment to follow within several days as specified in the agreement. The Funds may effect such purchase orders at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the broker-dealer, financial institution, or other service provider to place the order with the Funds on a timely basis. If payment is not received within the time specified in the agreement, the broker-dealer, financial institution, or other service provider could be held liable for any resulting fees or losses.

DETERMINING YOUR SHARE PRICE

   Generally, when you make any purchases, sales, or exchanges, the price of your shares will be the net asset value ("NAV") next determined after Strong Funds receives your request in proper form. If Strong Funds receives such request prior to the close of the New York Stock Exchange (the "Exchange") on a day on which the Exchange is open, your share price will be the NAV determined that day. The NAV for each Fund is normally determined as of 3:00 p.m. Central Time ("CT") each day the Exchange is open. The Funds reserve the right to change the time at which purchases, redemptions, and exchanges are priced if the Exchange closes at a time other than 3:00 p.m. CT

                             ----------------------

                              PROSPECTUS PAGE II-5
or if an emergency exists. Each Fund's NAV is calculated by taking the fair value of a Fund's total assets, subtracting all its liabilities, and dividing by the total number of shares outstanding. Expenses are accrued and applied daily when determining the NAV.
   With respect to the Municipal Advantage and Advantage Funds, debt securities, including municipal obligations, are valued at fair market value as determined by a pricing service that is designated by the Board of Directors of each Fund. The pricing service generally values securities at the average of the most recent bid and asked prices, but may also look to such factors as market transactions among institutional investors and dealer quotations for similar securities in determining the value of debt securities. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Any debt securities having remaining maturities of 60 days or less are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost.
   The securities in the portfolios of the Heritage Money and Municipal Money Funds are valued on an amortized-cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under most conditions, management believes it will be possible to maintain the NAV of these Funds at $1.00 per share. Calculations are periodically made to compare the value of a Fund's portfolio valued at amortized cost with market values. If a deviation of 1/2 of 1% or more were to occur between the NAV calculated by reference to market values and a Fund's $1.00 per share NAV, or if there were any other deviation that the Board of Directors believed would result in a material dilution to shareholders or purchasers, the Board of Directors would promptly consider what action, if any, should be initiated.

HOW TO SELL SHARES

   You can access the money in your account at any time by selling (redeeming) some or all of your shares back to a Fund. Once your redemption request is received in proper form, Strong will normally mail you the proceeds the next business day and, in any event, no later than seven days thereafter.
   With respect to the Heritage Money Fund only, unless your account balance is $100,000 or more at the time of the transaction, the Fund reserves the right to deduct from your account a $3.00 transaction fee for each redemption, exchange, or check. There are no transaction fees for redemptions in the Municipal Money, Municipal Advantage, and Advantage Funds.

                             ----------------------

                              PROSPECTUS PAGE II-6

   To redeem shares, you may use any of the methods described in the following chart. However, if you are selling shares in a retirement account, please call 1-800-368-3863 for instructions. Please note that there is a $10.00 fee for closing an IRA or other retirement account or for transferring assets to another custodian. For your protection, certain requests may require a signature guarantee.

                             ----------------------

                              PROSPECTUS PAGE II-7

   -----------------------------------------------------------------------------

                   TO SELL SHARES
----------------------------------------------------------------------------
MAIL               FOR INDIVIDUAL, JOINT TENANT, AND UGMA/UTMA ACCOUNTS
($3 fee for        - Write a "letter of instruction" that includes the
  Heritage         following information: your account number, the dollar
Money Fund)          amount or number of shares you wish to redeem, each
                     owner's name, your street address, and the signature of
                     each owner as it appears on the account.
                   - Mail to Strong Funds, P.O. Box 2936, Milwaukee, Wisconsin
                     53201. If you're using an express delivery service, send
                     to 100 Heritage Reserve, Menomonee Falls, Wisconsin
                     53051.
                   FOR TRUST ACCOUNTS
                   - Same as above. Please ensure that all trustees sign the
                   letter of instruction.
                   FOR OTHER REGISTRATIONS
                   - Call 1-800-368-3863 for instructions.
----------------------------------------------------------------------------
TELEPHONE
($3 fee for        Sign up for telephone redemption services when you open
  Heritage         your account by checking the "Yes" box in the appropriate
Money Fund)        section of the account application. To add the telephone
                   redemption option to your account, call 1-800-368-3863 for
1-800-368-3863     a Telephone Redemption Form.
24 HOURS A DAY,    Once the telephone redemption option is in place, you may
7 DAYS A WEEK      sell shares ($500 minimum)(1) by phone and arrange to
                   receive the proceeds in one of three ways:
                   TO RECEIVE A CHECK BY MAIL
                   - We will mail a check to the address to which your account is registered at no charge. (Except with respect to the
                     Heritage Money Fund, for which a $3 fee is charged.)
                   - If you wish to redeem shares in the Heritage Money Fund, for an additional $10 fee, we will deliver your check via
                     an expedited delivery service.
                   TO DEPOSIT BY EFT
                   - We will transmit the proceeds by Electronic Funds
                   Transfer (EFT) to a pre-authorized bank account at no
                     charge. (Except with respect to the Heritage Money Fund,
                     for which a $3 fee is charged.) Usually, the funds will
                     arrive at your bank two banking days after we process
                     your redemption.
                   TO DEPOSIT BY WIRE
                   - For a $10 fee, we will transmit the proceeds by wire to a pre-authorized bank account. Usually, the funds will arrive at your bank the next banking day after we process your
                     redemption.
                   You may also use Strong Direct SM, Strong Funds' automated telephone response system. Call 1-800-368-3863 for details.
----------------------------------------------------------------------------
CHECK WRITING
($3 per check fee  Sign up for the free (except with respect to the Heritage
for Heritage       Money Fund) check-writing privilege when you open your
Money Fund)        account. To add check writing to an existing account or to order additional checks, call 1-800-368-3863.
                   - Please keep in mind that all check redemptions must be
                   for a minimum of $500(1) and that you cannot write a check to close an account.
----------------------------------------------------------------------------
AUTOMATICALLY
($3 fee per with-  You can set up automatic withdrawals from your account at drawal for Heritage regular intervals. To establish the Systematic Withdrawal
Money Fund)        Plan, request a form by calling 1-800-368-3863.
----------------------------------------------------------------------------
BROKER-DEALER
(varies by         You may also redeem shares through broker-dealers or others
institution)       who may charge a commission or other transaction fee.

(1) The minimum amount for the Heritage Money Fund is $1,000.

                             ----------------------

                              PROSPECTUS PAGE II-8

                   WHAT YOU SHOULD KNOW ABOUT SELLING SHARES

- If you have recently purchased shares, please be aware that your redemption request may not be honored until the purchase check has cleared your bank, which generally occurs within ten calendar days.
- You will be charged a $10 service fee for a stop payment and replacement of a redemption or dividend check.
- The right of redemption may be suspended during any period in which (i) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.
- If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must endorse the certificates and all signatures must be guaranteed.
- Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys-in-fact.
- For complete redemptions from the Heritage Money Fund only, the $3.00 transaction fee charged by the Heritage Money Fund will be deducted from the proceeds of the transaction. For partial redemptions, the $3.00 transaction fee will be deducted from your account.

                              REDEMPTIONS IN KIND

   The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, which obligates each Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for a Fund's shares (a "redemption-in-kind"). Shareholders receiving securities or other financial assets in a redemption-in-kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing Strong Funds with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call 1-800-368-3863). This will provide the relevant Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund's remaining shareholders. Redemption checks in excess of the lesser of $250,000 or 1% of a

                             ----------------------

                              PROSPECTUS PAGE II-9

Fund's assets during any 90-day period may not be honored by the Fund if the Advisor determines that existing conditions make cash payments undesirable.

                WHAT YOU SHOULD KNOW ABOUT TELEPHONE REDEMPTIONS

- The Funds reserve the right to refuse a telephone redemption if they believe it advisable to do so.
- Once you place your telephone redemption request, it cannot be canceled or modified.
- Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided that the Fund reasonably believes that such instructions are genuine. The Funds and their transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Funds may incur liability if they do not follow these procedures.
- Because of increased telephone volume, you may experience difficulty in implementing a telephone redemption during periods of dramatic economic or market changes.

SHAREHOLDER SERVICES

                              INFORMATION SERVICES

   24-HOUR ASSISTANCE. Strong Funds has registered representatives available to help you 24 hours a day, 7 days a week. Call 1-414-359-1400 or toll-free 1-800-368-3863. You may also write to Strong Funds at the address on the cover of this Prospectus, or e-mail us at service@strong-funds.com.

   STRONG DIRECTSM AUTOMATED TELEPHONE SYSTEM. Also available 24 hours a day, the Strong DirectSM automated response system enables you to use a touch-tone phone to hear fund quotes and returns on any Strong Fund. You may also confirm account balances, hear records of recent transactions and dividend activity, and perform purchases, exchanges or redemptions among your existing Strong accounts. Your account information is protected by a personal code that you establish. For more information on this service, call 1-800-368-3863.

   STATEMENTS AND REPORTS. At a minimum, each Fund will confirm all transactions for your account on a quarterly basis. We recommend that you file each quarterly statement -- and, especially, each calendar year-end statement -- with your other important financial papers, since you may need to refer to them at a later date for tax purposes. Should you need additional copies of previous statements, you may order confirmation statements for the current

                            -----------------------

                              PROSPECTUS PAGE II-10
and preceding year at no charge. Statements for earlier years are available for $10 each. Call 1-800-368-3863 to order past statements.
   Each year, you will also receive a statement confirming the tax status of any distributions paid to you, as well as a semiannual report and an annual report containing audited financial statements.
   To reduce the volume of mail you receive, only one copy of certain materials, such as prospectuses and shareholder reports, is mailed to your household. Call 1-800-368-3863 if you wish to receive additional copies, free of charge.
   More complete information regarding each Fund's investment policies and services is contained in its SAI, which you may request by calling or writing Strong Funds at the phone number and address on the cover of this Prospectus.

   CHANGING YOUR ACCOUNT INFORMATION. So that you continue receiving your Strong correspondence, including any dividend checks and statements, please notify us in writing as soon as possible if your address changes. You may use the Additional Investment Form at the bottom of your confirmation statement, or simply write us a letter of instruction that contains the following information:
      1. a written request to change the address,
      2. the account number(s) for which the address is to be changed,
      3. the new address, and
      4. the signatures of all owners of the accounts.
   Please send your request to the address on the cover of this Prospectus. Changes to an account's registration -- such as adding or removing a joint owner, changing an owner's name, or changing the type of your account -- must also be submitted in writing. Please call 1-800-368-3863 for instructions. For your protection, some requests may require a signature guarantee.

                              TRANSACTION SERVICES

   EXCHANGE PRIVILEGE. You may exchange shares between identically registered Strong Funds accounts, either in writing or by telephone. By establishing the telephone exchange services, you authorize the Fund and its agents to act upon your instruction by telephone to exchange shares from any account you specify. For tax purposes, an exchange is considered a sale and a purchase of Fund shares. Please obtain and read the appropriate prospectus before investing in any of the Strong Funds. Since an excessive number of exchanges may be detrimental to the Funds, each Fund reserves the right to discontinue the exchange privilege of any shareholder who makes more than five exchanges in a year or three exchanges in a calendar quarter.

   CHECK-WRITING PRIVILEGES. You may also redeem shares by check in amounts of $500 or more ($1,000 or more for the Heritage Money Fund). With

                            -----------------------

                              PROSPECTUS PAGE II-11
respect to all of the Funds except the Heritage Money Fund, there is no charge for this privilege. The Heritage Money Fund may charge a $3.00 redemption fee per check written unless your account has a balance of $100,000 or more at the time of the transaction. Redemption by check cannot be honored if share certificates are outstanding and would need to be liquidated to honor the check. In addition, a check may not be honored if the check results in you redeeming more than the lesser of $250,000 or 1% of the Fund's assets during any 90-day period and the Advisor determines that existing conditions make cash payments undesirable. Checks are supplied free of charge, and additional checks will be sent to you upon request. The Funds do not return the checks you write, although copies are available upon request.
   You may place stop-payment requests on checks by calling Strong Funds at 1-800-368-3863. A $10 fee will be charged for each stop-payment request. A stop payment will remain in effect for two weeks following receipt of oral instructions (six months following written instructions) by Strong Funds.
   If there are insufficient cleared shares in your account to cover the amount of your redemption by check, the check will be returned, marked "insufficient funds," and a fee of $10 will be charged to the account.

REGULAR INVESTMENT PLANS

   AUTOMATIC INVESTMENT PLAN (NOT AVAILABLE FOR HERITAGE MONEY FUND). The Automatic Investment Plan allows you to make regular, systematic investments in a Fund from your bank checking or NOW account. You may choose to make investments on any day of the month in amounts of $50 or more. You can set up the Automatic Investment Plan with any financial institution that is a member of the Automated Clearing House. Because each Fund has the right to close an investor's account for failure to reach the minimum initial investment, please consider your ability to continue this Plan until you reach the minimum initial investment. Such closing may occur in periods of declining share prices. To establish the Plan, complete the Automatic Investment Plan section on the account application, or call 1-800-368-3863 for an application.

   PAYROLL DIRECT DEPOSIT PLAN. Once you meet a Fund's minimum initial investment requirement, you may purchase additional Fund shares through the Payroll Direct Deposit Plan. Through this Plan, periodic investments (minimum $50 for all but Heritage Money Fund, which requires a minimum of $1,000) are made automatically from your payroll check into your existing Fund account. By enrolling in the Plan, you authorize your employer or its agents to deposit a specified amount from your payroll check into the Fund's bank account. In most cases, your Fund account will be credited the day after the amount is received by the Fund's bank. In order to participate in the Plan, your employer must have direct deposit capabilities through the Automated Clearing House available to its employees. The Plan may be used for other

                            -----------------------

                              PROSPECTUS PAGE II-12
direct deposits, such as social security checks, military allotments, and annuity payments.
   To establish a Direct Deposit for your account, call 1-800-368-3863 to obtain an Authorization for Payroll Direct Deposit to a Strong Funds Account form. Once the Plan is established, you may alter the amount of the deposit, alter the frequency of the deposit, or terminate your participation in the program by notifying your employer.

   AUTOMATIC EXCHANGE PLAN. The Automatic Exchange Plan allows you to make regular, systematic exchanges (minimum $50 for all but Heritage Money Fund, which requires a minimum of $1,000) from one Strong Funds account into another Strong Funds account. By setting up the Plan, you authorize the Fund and its agents to redeem a set dollar amount or number of shares from the first account and purchase shares of a second Strong Fund. In addition, you authorize a Fund and its agents to accept telephone instructions to change the dollar amount and frequency of the exchange. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in a capital gain or loss. To establish the Plan, request a form by calling 1-800-368-3863.
   To participate in the Automatic Exchange Plan, you must have an initial account balance of $2,500 (the Heritage Money Fund requires $50,000 initial account balance in such Fund) in the first account and at least the minimum initial investment in the second account. Exchanges may be made on any day or days of your choice. If the amount remaining in the first account is less than the exchange amount you requested, then the remaining amount will be exchanged. At such time as the first account has a zero balance, your participation in the Plan will be terminated. You may also terminate the Plan at any time by calling or writing to the Fund. Once participation in the Plan has been terminated for any reason, to reinstate the Plan you must do so in writing; simply investing additional funds will not reinstate the Plan.

   SYSTEMATIC WITHDRAWAL PLAN. You may set up automatic withdrawals from your account at regular intervals. To begin distributions, you must have an initial balance of $5,000 (the Heritage Money Fund requires $50,000 initial account balance in such Fund) in your account and withdraw at least $50 ($1,000 for the Heritage Money Fund) per payment. To establish the Systematic Withdrawal Plan, request a form by calling 1-800-368-3863. Depending upon the size of the account and the withdrawals requested (and fluctuations, if any, in net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust the account. If the amount remaining in the account is not sufficient to meet a Plan payment, the remaining amount will be redeemed and the Plan will be terminated. Note that with respect to each withdrawal made against the Heritage Money Fund, a $3.00 redemption fee will be charged.

                            -----------------------

                              PROSPECTUS PAGE II-13

SPECIAL SITUATIONS

   POWER OF ATTORNEY. If you are investing as attorney-in-fact for another person, please complete the account application in the name of such person and sign the back of the application in the following form: "[applicant's name] by [your name], attorney-in-fact." To avoid having to file an affidavit prior to each transaction, please complete the Power of Attorney form available from Strong Funds at 1-800-368-3863. However, if you would like to use your own power of attorney form, please call the same number for instructions.

   CORPORATIONS AND TRUSTS. If you are investing for a corporation, please include with your account application a certified copy of your corporate resolution indicating which officers are authorized to act on behalf of the corporation. As an alternative, you may complete a Certification of Authorized Individuals form, which can be obtained from the Funds. Until a valid corporate resolution or Certification of Authorized Individuals is received by the Fund, services such as telephone redemption, wire redemption, and check writing will not be established.
   If you are investing as a trustee, please include the date of the trust. All trustees must sign the application. If they do not, services such as telephone redemption, wire redemption, and check writing will not be established. All trustees must sign redemption requests unless proper documentation to the contrary is provided to the Fund. Failure to provide these documents or signatures as required when you invest may result in delays in processing redemption requests.

   SIGNATURE GUARANTEES. A signature guarantee is designed to protect you and the Funds against fraudulent transactions by unauthorized persons. In the following instances, the Funds will require a signature guarantee for all authorized owners of an account:

- when you add the telephone redemption or check-writing options to your existing account;
- if you transfer the ownership of your account to another individual or organization;
- when you submit a written redemption request for more than $25,000;
- when you request to redeem or redeposit shares that have been issued in certificate form;
- if you open an account and later decide that you want certificates;
- when you request that redemption proceeds be sent to a different name or address than is registered on your account;
- if you add/change your name or add/remove an owner on your account; and
- if you add/change the beneficiary on your transfer-on-death account.

                            -----------------------

                              PROSPECTUS PAGE II-14

   A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. PLEASE NOTE THAT A NOTARY PUBLIC STAMP OR SEAL IS NOT ACCEPTABLE.

                            -----------------------

                              PROSPECTUS PAGE II-15

                  This page has been left blank intentionally.

                            -----------------------

                              PROSPECTUS PAGE II-16

                                   APPENDIX A

RATINGS OF DEBT OBLIGATIONS:

                             Moody's         Standard &           Fitch
                            Investors      Poor's Ratings       Investors
                          Service, Inc.         Group         Service, Inc.        Definition
-----------------------------------------------------------------------------------------------------
LONG-TERM                 Aaa              AAA                AAA              Highest quality
                          Aa               AA                 AA               High quality
                          A                A                  A                Upper medium grade
                          Baa              BBB                BBB              Medium grade
                          Ba               BB                 BB               Low grade
                          B                B                  B                Speculative
                          Caa, Ca, C       CCC, CC, C         CCC, CC, C       Submarginal
                          D                D                  DDD, DD, D       Probably in default
-----------------------------------------------------------------------------------------------------

                 Moody's                     S&P                          Fitch
-----------------------------------------------------------------------------------------------------
SHORT-TERM      MIG1/VMIG1   Best quality   SP-1+   Very strong quality    F-1+   Exceptionally strong
                                                                                  quality
                -------------------------------------------------------------------------------------
                MIG2/VMIG2   High quality   SP-1    Strong quality         F-1    Very strong quality
                -------------------------------------------------------------------------------------
                MIG3/VMIG3   Favorable      SP-2    Satisfactory grade     F-2    Good credit quality
                             quality
                -------------------------------------------------------------------------------------
                MIG4/VMIG4   Adequate                                      F-3    Fair credit quality
                             quality
                -------------------------------------------------------------------------------------
                SG           Speculative    SP-3    Speculative grade      F-S    Weak credit quality
                             grade
-----------------------------------------------------------------------------------------------------
COMMERCIAL      P-1          Superior       A-1+    Extremely strong       F-1+   Exceptionally strong
PAPER                        quality                quality                       quality
                -------------------------------------------------------------------------------------
                                            A-1     Strong quality         F-1    Very strong quality
                -------------------------------------------------------------------------------------
                P-2          Strong         A-2     Satisfactory quality   F-2    Good credit quality
                             quality
                -------------------------------------------------------------------------------------
                P-3          Acceptable     A-3     Adequate quality       F-3    Fair credit quality
                             quality
                -------------------------------------------------------------------------------------
                                            B       Speculative quality    F-S    Weak credit quality
                -------------------------------------------------------------------------------------
                Not Prime                   C       Doubtful quality       D      Default
-----------------------------------------------------------------------------------------------------

                             ----------------------

                               PROSPECTUS PAGE A-1

                                   APPENDIX B

WEIGHTED AVERAGE RATINGS OF DEBT OBLIGATIONS1

                        ------------------------------------------------
   -----------------------------------------------------------------------------

         Average Percentage of Assets Held By the Fund2
-----------------------------------------------------------------
                                                  Municipal
                         Advantage                Advantage
                    --------------------     --------------------
                              Equivalent               Equivalent
S&P     Moody's     Rated      Unrated3      Rated      Unrated3
AAA     Aaa(4)      14.3 %        0.4%       22.3 %        0.5%
AA      Aa          12.1           .1        32.3            -
A       A           10.1           .6        14.7          5.1
BBB     Baa         33.1          2.6        25.4          1.7
BB      Ba          21.4          1.1           -            -
B       B              -            -           -            -
CCC     Caa            -            -           -            -
CC      Ca             -            -           -            -
C       C              -            -           -            -
Totals              91.0 %        4.8%       94.7 %        7.3%

                        ------------------------------------------------
   -----------------------------------------------------------------------------

         Percentage of Assets Held on February 29, 1996
-----------------------------------------------------------------
                                                  Municipal
                         Advantage                Advantage
                    --------------------     --------------------
                              Equivalent               Equivalent
S&P     Moody's     Rated      Unrated3      Rated      Unrated3
AAA     Aaa(4)      14.9 %          -        13.4 %        0.4
AA      Aa           8.9            -        33.2            -
A       A           10.5          2.0        19.9          3.9
BBB     Baa         35.2          2.7        29.7          0.9
BB      Ba          23.7          1.3%          -            -
B       B              -            -           -            -
CCC     Caa            -            -           -            -
CC      Ca             -            -           -            -
C       C              -            -           -            -
Totals              93.2 %        6.0%       96.2 %        5.2%

(1)
A security rated differently by two or more rating services in included in the category representing the higher of the ratings assigned to the security. Investment-grade debt obligations are those rated in one of the four highest categories by an NRSRO. See "Fundamentals of Fixed Income Investing" in this Prospectus for a discussion of the risks associated with non-investment-grade debt obligations and Appendix A and the SAI for a description of credit ratings. The Appendix does not contain information on the Heritage Money and Municipal Money Funds because these Funds may not invest in non-investment-grade debt obligations. For purposes of this table, the Funds' short-term debt obligations have been assigned a long-term rating by the Advisor.
(2)
With regard to the Municipal Advantage Fund, this table is based on a weighted average of the securities held at the end of each month from November 30, 1995 (its inception date) through February 29, 1996. With regard to the Advantage Fund, this table is based on a weighted average of the securities held at the end of each month from January 1, 1995 through February 29, 1996.
(3)
This category represents the comparable quality of unrated securities, as determined by the Advisor.
(4)
Includes all U.S. government obligations.

                             ----------------------

                               PROSPECTUS PAGE B-1

                                     NOTES

                                     NOTES